Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia Corporate Income Fund - Class A | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Corporate Income Fund - Class A | NiSource, Inc. 02/15/2031 1.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Class A | Verizon Communications, Inc. 03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Corporate Income Fund - Class A | Bank of America Corp. 10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Corporate Income Fund - Class A | Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Class A | BAE Systems PLC 02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Corporate Income Fund - Class A | Citigroup, Inc. 01/25/2033 3.057% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Class A | U.S. Treasury 08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Class A | JPMorgan Chase & Co. 07/22/2030 4.995% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Corporate Income Fund - Class A | ERAC USA Finance LLC 05/01/2028 4.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Corporate Income Fund - Class A | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Corporate Income Fund - Class A | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Corporate Income Fund - Class A | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Columbia Corporate Income Fund - Class A | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Columbia Corporate Income Fund - Class A | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Corporate Income Fund - Class A | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Corporate Income Fund - Class A | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Corporate Income Fund - Class A | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Corporate Income Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Corporate Income Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Corporate Income Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Corporate Income Fund - Institutional Class | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Corporate Income Fund - Institutional Class | NiSource, Inc. 02/15/2031 1.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional Class | Verizon Communications, Inc. 03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Corporate Income Fund - Institutional Class | Bank of America Corp. 10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Corporate Income Fund - Institutional Class | Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional Class | BAE Systems PLC 02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Corporate Income Fund - Institutional Class | Citigroup, Inc. 01/25/2033 3.057% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional Class | U.S. Treasury 08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional Class | JPMorgan Chase & Co. 07/22/2030 4.995% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Corporate Income Fund - Institutional Class | ERAC USA Finance LLC 05/01/2028 4.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Corporate Income Fund - Institutional Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Corporate Income Fund - Institutional Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Corporate Income Fund - Institutional Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Columbia Corporate Income Fund - Institutional Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Columbia Corporate Income Fund - Institutional Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Corporate Income Fund - Institutional Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Corporate Income Fund - Institutional Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Corporate Income Fund - Institutional Class | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Corporate Income Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Corporate Income Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Corporate Income Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Corporate Income Fund - Institutional 2 Class | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Corporate Income Fund - Institutional 2 Class | NiSource, Inc. 02/15/2031 1.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional 2 Class | Verizon Communications, Inc. 03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Corporate Income Fund - Institutional 2 Class | Bank of America Corp. 10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Corporate Income Fund - Institutional 2 Class | Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional 2 Class | BAE Systems PLC 02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Corporate Income Fund - Institutional 2 Class | Citigroup, Inc. 01/25/2033 3.057% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional 2 Class | U.S. Treasury 08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional 2 Class | JPMorgan Chase & Co. 07/22/2030 4.995% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Corporate Income Fund - Institutional 2 Class | ERAC USA Finance LLC 05/01/2028 4.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Corporate Income Fund - Institutional 2 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Corporate Income Fund - Institutional 2 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Corporate Income Fund - Institutional 2 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Columbia Corporate Income Fund - Institutional 2 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Columbia Corporate Income Fund - Institutional 2 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Corporate Income Fund - Institutional 2 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Corporate Income Fund - Institutional 2 Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Corporate Income Fund - Institutional 2 Class | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Corporate Income Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Corporate Income Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Corporate Income Fund - Institutional 2 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Corporate Income Fund - Institutional 3 Class | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Corporate Income Fund - Institutional 3 Class | NiSource, Inc. 02/15/2031 1.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional 3 Class | Verizon Communications, Inc. 03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Corporate Income Fund - Institutional 3 Class | Bank of America Corp. 10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Corporate Income Fund - Institutional 3 Class | Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional 3 Class | BAE Systems PLC 02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Corporate Income Fund - Institutional 3 Class | Citigroup, Inc. 01/25/2033 3.057% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional 3 Class | U.S. Treasury 08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional 3 Class | JPMorgan Chase & Co. 07/22/2030 4.995% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Corporate Income Fund - Institutional 3 Class | ERAC USA Finance LLC 05/01/2028 4.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Corporate Income Fund - Institutional 3 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Corporate Income Fund - Institutional 3 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Corporate Income Fund - Institutional 3 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Columbia Corporate Income Fund - Institutional 3 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Columbia Corporate Income Fund - Institutional 3 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Corporate Income Fund - Institutional 3 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Corporate Income Fund - Institutional 3 Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Corporate Income Fund - Institutional 3 Class | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Corporate Income Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Corporate Income Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Corporate Income Fund - Institutional 3 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Corporate Income Fund - Class S | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Corporate Income Fund - Class S | NiSource, Inc. 02/15/2031 1.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Class S | Verizon Communications, Inc. 03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Corporate Income Fund - Class S | Bank of America Corp. 10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Corporate Income Fund - Class S | Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Class S | BAE Systems PLC 02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Corporate Income Fund - Class S | Citigroup, Inc. 01/25/2033 3.057% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Class S | U.S. Treasury 08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Class S | JPMorgan Chase & Co. 07/22/2030 4.995% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Corporate Income Fund - Class S | ERAC USA Finance LLC 05/01/2028 4.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Corporate Income Fund - Class S | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Corporate Income Fund - Class S | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Corporate Income Fund - Class S | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Columbia Corporate Income Fund - Class S | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Columbia Corporate Income Fund - Class S | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Corporate Income Fund - Class S | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Corporate Income Fund - Class S | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Corporate Income Fund - Class S | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Corporate Income Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Corporate Income Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Corporate Income Fund - Class S | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%